Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory reserves [1]	Retained earnings	Fair value	Cash flow hedging	[3]	Foreign exchange	Merger	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2023		£ 37,157	£ 10,844	£ 3,890	£ 2,004	£ 10,645	£ (49)	£ (1,899)	[2]	£ 841	£ 10,881	£ 31	£ 37,188
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		2,217				2,217						11	2,228
Profit from discontinued operations		11				11							11
Other comprehensive income
Realised gains/(losses) in period on FVOCI equity shares						2	(2)
Remeasurement of retirement benefit schemes		(60)				(60)							(60)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(26)				(26)							(26)
Unrealised gains		1					1						1
Amounts recognised in equity		(559)						(559)	[2]				(559)
Retranslation of net assets		(118)								(118)			(118)
Gains/(losses) on hedges of net assets		79								79			79
Amount transferred from equity to earnings	[2]	684					7	680		(3)			684
Tax		(13)				32		(34)	[2]	(11)			(13)
Total comprehensive income for the period		2,216				2,176	6	87	[2]	(53)		11	2,227
Transactions with owners
Ordinary share dividends paid		(1,008)				(1,008)							(1,008)
Paid in equity dividends		(129)				(129)							(129)
Securities issued	[4]	800		800									800
Shares repurchased during the period	[5],[6]	(1,118)	(411)		411	(1,118)							(1,118)
Employee share schemes		(8)				(8)							(8)
Shares vested under employee share schemes		128			128								128
Share-based remuneration		23				23							23
Own shares acquired		(540)			(540)								(540)
Equity at end of period at Jun. 30, 2024		37,521	10,433	4,690	2,003	10,581	(43)	(1,812)	[2]	788	10,881	42	37,563
Equity at beginning of period at Dec. 31, 2024		39,350	10,133	5,280	2,350	11,426	(103)	(1,443)	[2]	826	10,881	28	39,378
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		2,674				2,674						1	2,675
Other comprehensive income
Realised gains/(losses) in period on FVOCI equity shares						(2)	2
Remeasurement of retirement benefit schemes		9				9							9
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(1)				(1)							(1)
Unrealised gains		116					116						116
Amounts recognised in equity		102						102	[2]				102
Retranslation of net assets		(55)								(55)			(55)
Gains/(losses) on hedges of net assets		(40)								(40)			(40)
Amount transferred from equity to earnings	[2]	552					(4)	556					552
Tax		(194)				(2)	(19)	(186)	[2]	13			(194)
Total comprehensive income for the period		3,163				2,678	95	472	[2]	(82)		1	3,164
Transactions with owners
Ordinary share dividends paid		(1,250)				(1,250)							(1,250)
Paid in equity dividends		(186)				(186)							(186)
Securities issued	[4]	749		749									749
Purchase of non-controlling interest		(10)				(10)						(11)	(21)
Employee share schemes		32				32							32
Shares vested under employee share schemes		121			121								121
Share-based remuneration		(11)				(11)							(11)
Equity at end of period at Jun. 30, 2025		£ 41,958	£ 10,133	£ 6,029	£ 2,471	£ 12,679	£ (8)	£ (971)	[2]	£ 744	£ 10,881	£ 18	£ 41,976

[1]	Other statutory reserves consist of Capital redemption reserves of £3,218 million (2024 - £2,918 million) and Own shares held reserves of £747 million (2024 - £915 million).
[2]	The amount transferred from equity to the income statement is mostly recorded within net interest income mainly within loans to banks and customers – amortised cost, balances at central banks, bank deposits and customer deposits.
[3]	The change in the cash flow hedging reserve is driven by realised accrued interest transferred to the income statement and a decrease in swap rates in the longer tenors in the year, where the portfolio of swaps are net receive fixed from an interest rate risk perspective.
[4]	The issuance above is after netting of issuance fees of £1.6 million, and the associated tax credit of £0.4 million.
[5]	As part of the Share Buyback Programmes NatWest Group plc repurchased and cancelled 161.9 million shares in 2024. The total consideration of these shares excluding fees was £410.8 million. Included in the retained earnings reserve movement is 2.3 million shares which were repurchased and cancelled in December 2023, settled in January 2024 for a total consideration of £4.9 million. The nominal value of the share cancellations was transferred to the capital redemption reserve. There were no Buyback programmes in 2025.
[6]	In June 2024, there was an agreement to buy 392.4 million ordinary shares of the Company from His Majesty’s Treasury (HM Treasury) at 316.2 pence per share for total consideration of £1.2 billion. NatWest Group cancelled 222.4 million of the purchased ordinary shares, amounting to £706.9 million excluding fees and held the remaining 170.0 million shares as Own Shares Held, amounting to £540.2 million excluding fees. The nominal value of the share cancellation was transferred to the capital redemption reserve. There were no repurchases in 2025.